LOANS TO JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2018
LOANS TO JOINT VENTURES [Abstract]
Disclosure of detailed information about loans to joint ventures
	2018	2017
	US$’000	US$’000
Loans to joint ventures analysed between:

Assets
Current assets	25,483	22,400
Provision for losses on joint ventures	(1,680)	(4,220)
	23,803	18,180

Non-current assets	-	13,748
Provision for losses on joint ventures	-	(6,447)
	-	7,301

Total	23,803	25,481

Disclosure Of Detailed Information About Loans Recognized Credit Impaired Lifetime [Table Text Block]
The following table shows the movement in lifetime ECL – credit impaired lifetime ECL that has been recognised for loans to joint venture:

2018
US$’000
Balance as at 1 January 2018	10,667
Loss allowance recognised in profit or loss	(2,540)
Amount written off	(6,447)
Balance as at 31 December 2018	1,680